Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements [Line Items]
Summary of Assets and Liabilities Measured at Fair Value
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Level	September 30, 2021
Assets:
Investments held in Trust Account	1	$253,082,163
Liabilities:
Warrant Liability — Public Warrants	1	$16,023,333
Warrant Liability — Private Placement Warrants	2	$8,866,667

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account	1	$253,018,241
Liabilities:
Warrant Liability — Public Warrants	3	$13,156,000
Warrant Liability — Private Placement Warrants	3	$7,280,001

Summary of Fair Value Measurement Inputs
The following table provides quantitative information regarding the fair value hierarchy of the valuation inputs at their measurement dates:

December 31, 2020
Exercise price	$11.50
Stock price	$10.33
Term (in years)	5.5
Volatility	25%
Risk-free interest rate	0.4%
Dividend yield	0.0%
Probability of completing a Business Combination	80.0%
Discount for lack of marketability	0.4%

Summary of Reconciliation of Warrant Liabilities Measured at Fair Value
The change in the fair value of the Level 3 derivative warrant liabilities, for the nine months ended September 30, 2021 is summarized as follows:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$7,280,001	$13,156,000	$20,436,001
Change in valuation inputs or other assumptions	(606,667)	(1,096,333)	(1,703,000)
Transfer to Level 1	—	(12,059,667)	(12,059,667)
Transfer to Level 2	(6,673,334)	—	(6,673,334)
Fair value as of September 30, 2021	$—	$—	$—

LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value Measurements [Line Items]
Schedule of fair value of held-to-maturity

Held-To-Maturity	Amortized Cost	Gross Holding Loss	Fair Value
U.S. Treasury Securities (Mature on 5/11/2021)	$253,017,318	$(15,710)	$253,001,608

Summary of Assets and Liabilities Measured at Fair Value

	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$253,001,608
Liabilities:
Warrant Liabilities — Public Warrants	3	$13,156,000
Warrant Liabilities — Private Placement Warrants	3	$7,280,001

Summary of Fair Value Measurement Inputs

	December 7, 2020	December 31, 2020
Stock Price	$9.77	$10.33
Exercise Price	$11.50	$11.50
Volatility	25%	25%
Expected life of the options to convert (in years)	5.5	5.5
Risk-free rate	0.5%	0.4%
Dividend yield	0.0%	0.0%

Summary of Reconciliation of Warrant Liabilities Measured at Fair Value

	Private Placement	Public	Warrant Liabilities
Fair value as of August 12, 2020 (inception)	$—	$—	$—
Initial measurement on December 7, 2020 (including over-allotment)	6,206,667	11,216,333	17,423,000
Change in fair value	1,073,334	1,939,667	3,013,001

Fair value as of December 31, 2020	$7,280,001	$13,156,000	$20,436,001